Expense Example, No Redemption - FidelityMunicipalIncomeFund-AMCIZPRO - FidelityMunicipalIncomeFund-AMCIZPRO - Fidelity Municipal Income Fund	Mar. 01, 2023 USD ($)
Fidelity Advisor Municipal Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 476
3 Years	639
5 Years	816
10 Years	1,327
Fidelity Advisor Municipal Income Fund - Class M
Expense Example, No Redemption:
1 Year	475
3 Years	636
5 Years	811
10 Years	1,316
Fidelity Advisor Municipal Income Fund - Class C
Expense Example, No Redemption:
1 Year	154
3 Years	477
5 Years	824
10 Years	1,604
Fidelity Advisor Municipal Income Fund - Class I
Expense Example, No Redemption:
1 Year	55
3 Years	173
5 Years	302
10 Years	677
Fidelity Advisor Municipal Income Fund - Class Z
Expense Example, No Redemption:
1 Year	43
3 Years	135
5 Years	235
10 Years	$ 530